SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13. SHARE-BASED COMPENSATION

On November 2, 2009, the Company authorized a share incentive plan (the “2009 Plan”). Subject to the 2009 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 30,000,000 ordinary shares. Under the 2009 Plan, the Company granted 7,260,134 Restricted Share Unit awards (the “RSU”) to certain employees on November 2, 2009. These awards will vest over a two to five year term from the grant date.

On January 18, 2010, the Company granted 108,107 RSUs to certain employees which will vest over a five year term. The grants carry both a Qualified IPO performance and service conditions that affect vesting. Upon the completion of a Qualified IPO, the Company recognised compensation expense for the grant date fair value of the vested awards utilizing the graded-vesting method. The grant date fair value of RSUs granted on January 18, 2010 was USD2.1531.

The RSUs are not entitled to voting or dividend rights until delivery of the ordinary shares.

The RSUs granted on November 2, 2009 and January 18, 2010 carried a Qualified IPO performance and service condition that affected vesting, as defined in ASC 718. As of December 31, 2009, the Company was not able to determine that it was probable that the performance condition would be satisfied until the completion of a Qualified IPO. Therefore, the Company did not recognize any share-based compensation expense on the RSUs for the year ended December 31, 2009.

On January 18, 2010, the Company cancelled 1,356,547 RSUs granted to certain employees on November 2, 2009 and concurrently granted Restricted Shares (the “RS”) with similar terms. The Company concluded that this amendment met the definition of an improbable-to-improbable modification because both the RSUs and RSs carry the same Qualified IPO performance and service conditions that affected vesting. The modification date incremental fair value was nil. Therefore, the Company has determined that there was no accounting for the RSs until the completion of a Qualified IPO, at which time the Company has begun to recognize the grant date fair value.

In May 2010, the Company cancelled 119,671 RSUs granted to certain employees on November 2, 2009 and 562,334 RSs granted to certain employees on January 18, 2010. Since both RSUs and RSs carried Qualified IPO performance condition that affected vesting, due to the fact that the Qualified IPO performance condition was not probable at the time of the grant and cancellation, the Company did not recognize any of the unrecognized compensation cost.

Upon the completion of the Company’s IPO in November 2010, the Company recognized USD 6,939 share-based compensation expense related to RSUs granted in November 2009 and January 2010 and RSs granted in January 2010 as these awards carried a Qualified IPO performance condition.

On April 22, 2011, the Company granted 139,998 RSUs to three independent directors vesting over a 7 month term.

The Company has also made the following option grants under the 2009 Plan (“2011 option grant”):

a)                      On April 20, 2011, the Company granted options to certain employees of the Company to purchase 1,194,984 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over two to five years following the grant date.

b)                      On July 6, 2011, the Company granted options to certain employees of the Company to purchase 1,879,885 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over four years following the grant date.

On May 9, 2012, the Company granted 78,504 RSUs to two independent directors vesting over a 6 months term.

On May 11, 2012, the Company granted 38,461 RSUs to one independent directors vesting over a 12 months term. On May 9, 2012, the Company granted options to certain employees of the Company to purchase 2,794,290 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over three and half years following the grant date.

On April 1, 2013, the Company granted 45,405 RSUs to one independent directors vesting over a 7 months term.

On April 1, 2013, the Company granted 45,405RSUs to one independent directors vesting over a 8 months term.

On May 14, 2013, the Company granted 43,614RSUs to one independent directors vesting over a 12 months term.

On April 1, 2013, the Company granted options to certain employees of the Company to purchase 1,055,448 ordinary shares at an exercise price of USD0.3. These awards vest quarterly over three years and three quarters following the grant date.

On April 1, 2013, the Company granted options to certain employees of the Company to purchase 790,170 ordinary shares at an exercise price of USD0.3. These awards vest quarterly over two years and three quarters following the grant date.

All of the options granted in year ended 2012 and 2013 only carry service conditions that affect vesting.

Stock Options to Employees

The following table summarized the stock option activity under the Company’s 2005 Scheme and 2009 Plan (in USD, except shares):

	Number of Shares	Weighted Average Exercise Price	Number of vested and exercisable options	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	18,089,521	0.2776	14,003,243	5.79	27,931,425

Granted	2,794,290	0.7000
Exercised	(6,185,646)	0.1989
Forfeited	(80,245)	0.5754

Outstanding at December 31, 2012	14,617,920	0.3900	10,226,037	5.86	20,489,414

Granted	1,845,618	0.3000
Exercised	(3,017,880)	0.3387
Forfeited	(114,429)	0.6603

Outstanding at December 31, 2013	13,331,229	0.3868	9,279,686	5.47	34,570,135

The aggregated intrinsic value of the exercisable options at December 31, 2013 was USD24,771.

The weighted average fair value of options granted during the year ended December 31, 2011 ,2012 and 2013 was USD1.2671,USD 1.2383 and USD1.2686 per share, respectively. The total fair value of stock options vested during the years ended December 31, 2011, 2012 and 2013 was USD1,323, USD1,755 and USD2,576, respectively. The aggregate intrinsic value for stock options exercised during the years ended December 31, 2011, 2012 and 2013 was 3,319, USD9,852 and USD7,923, respectively.

As of December 31, 2012 and 2013, the unrecognized compensation cost of USD5,508 and USD5,109, respectively, after adjustment for estimated forfeitures, was related to unvested stock option awards granted to employees. Such unrecognized cost would be expected to be recognized over a weighted average period of 2.85 years and 2.11years, respectively.

As of December 31, 2012 and 2013, weighted average exercise price of exercisable options is USD 0.2594, and USD 0.3106, respectively.

There were no options granted to the consultant in 2011, 2012 and 2013.

Under ASC 718, the Company applied the binomial valuation model in determining the fair value of options granted in 2011, 2012 and 2013 under the 2009 Plan as these options were granted in-the-money. The estimated value of options is determined based on the estimated value of the underlying ordinary shares, the exercise prices of the options, and the effect of the following assumptions using the binomial option pricing model:

	2011 Grant	2012 Grant	2013 Grant
Risk-free interest rate (per annum) (1)	3.12%-3.43%	1.87%	1.87%
Exercise multiple (2)	2.5-2.8	2.5	2.5
Expected volatility (3)	47.86%-48.08%	44.70%	43.36%
Dividend yield (4)	—	—	—

(1)                  The risk-free interest rate is based on the market yield of the US Treasuries with maturity period that equals to the contractual life of the Share Options.

(2)                  The management estimates the options will be exercised when the spot price reaches 2.5-2.8 times of exercise price after becoming exercisable.

(3)                  This refers to the expected volatility of the future share price. Since the transaction history of the Company was short, the expected price volatility was based on the historical price volatility of the shares of the comparable companies of RDA.

(4)                  The Company has no expectation of paying dividends on its ordinary shares on respective grant dates.

RSUs to Employees

The following table summarizes RSU activity:

	Number of Shares	Number of vested and exercisable RSUs	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	2,865,436	3,081,863	7.58	5,191,215

Granted	116,965
Vested	(1,202,502)
Forfeited	(28,380)

Outstanding at December 31, 2012	1,751,519	4,284,365	6.61	3,120,623

Granted	134,424
Vested	(1,192,193)
Forfeited	(82,069)

Outstanding at December 31, 2013	611,681	5,476,558	5.58	1,816,690

The fair value of the RSUs was measured as the grant date fair value of the Company’s ordinary shares reduced by the present value of the dividends expected to be paid on the underlying shares during the requisite service period. Expected dividend yield is nil for all RSUs.

The weighted average fair value of RSUs granted during the years ended December 31, 2011, 2012 and 2013 was USD 2.1883, USD 1.7954and USD1.5622, respectively.

As of December 31, 2012 and 2013, the unrecognized compensation cost is USD651 and USD 91, respectively, after adjustment for estimated forfeitures, was related to unvested RSUs granted to employees.

RSs to Employees

The following table summarizes RSs activity:

	Number of Shares	Weighted Average Exercise Price	Number of vested and exercisable RSs	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	410,343	0.01	383,870	7.58	743,405

Vested	(158,843)	0.01

Outstanding at December 31, 2012	251,500	0.01	542,713	6.58	448,089

Vested	(214,504)	0.01

Outstanding at December 31, 2013	36,996	0.01	757,217	5.58	109,879

The fair value of the RSs was measured as the grant date fair value of the Company’s ordinary shares reduced by the present value of the dividends expected to be paid on the underlying shares during the requisite service period. Expected dividend yield is nil for all RSs.

The weighted average fair value of RSs granted during the years ended December 31, 2010 was USD1.7714.

The employees are required to pay the par value of USD 0.01 per share for their granted RSs.

As of December 31, 2012 and 2013, the unrecognized compensation cost is USD90 and USD 5, respectively.